Derivatives	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Derivatives

20. Derivatives

The Group executes transactions with derivative financial instruments, which are intended, in their majority, to meet its own needs to reduce its exposure to market, currency and interest-rate risks. These operations involve a range of derivatives, including Non-Deliverable Forwards (NDFs), options, swaps, and futures.

The derivatives are classified at fair value through profit or loss, except those in cash flow hedge accounting strategies, for which the effective portion of gains or losses on derivatives is recognized directly in other comprehensive income. Management of these risks is conducted through determining limits, and the establishment of operating strategies.

Hedge accounting is adopted only for forecasted transactions related to the cloud infrastructure, intercompany transactions and certain software licenses used by Nu (hedge of foreign currency risk), to hedge the interest rate risk of certain government bonds, converting fixed-rate returns into floating rates through Interest Rate Swaps (IRS) (fair value hedge) and to hedge the future cash disbursement related to highly probable future transactions and accrued liabilities for corporate and social security taxes at RSU vesting or SOP exercise, as shown below.

	2025			2024
		Fair values			Fair values
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities

Derivatives classified at fair value through profit or loss
Interest rate contracts – Futures	13,651	-	5	347,110	158	-
Foreign currency exchange rate contracts – Futures	2,087,756	288	13,259	701,367	61	1,990
Interest rate contracts – Swaps	3,348	5	-	308,176	19,808	78
Exchange rate contracts – Swaps	1,376,130	4,444	43,715	-	-	-
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	299,542	20,994	2,081	483,493	4,772	16,169
Warrants	23,699	18,898	-	23,645	23,665	-
Call Options	27,000	15,639	-	27,000	27,000	-

Derivatives held for hedging
Designated as cash flow hedge
Foreign currency exchange rate contracts – Futures	256,047	-	4,162	164,752	-	510
Equity - Total Return Swap (TRS)	83,679	4,009	2,747	111,479	-	13,582
Designated as fair value hedge
Interest rate contracts – Swaps	1,079,382	16,471	-	-	-	-
Total	5,250,234	80,748	65,969	2,167,022	75,464	32,329

Futures contracts are traded on the B3 (Brasil, Bolsa e Balcão), a stock exchange in Brazil, as the counterparty and are settled on a daily basis. The total value of margins pledged by the Group in transactions on the stock exchange is presented in note 12.

Exchange rate contracts swaps are settled at the maturity date, traded over the counter with financial institutions as counterparties and are used to hedge mainly foreign currency exposure on financial assets.

Interest rate swaps contracts are settled at the maturity date and are traded over the counter with financial institutions as counterparties.

Foreign currency exposure is also hedged using forward contracts and manage exchange rate risks associated with future financial asset acquisitions.

Total Return Swap (TRS) contracts are settled only at maturity and are traded over the counter with financial institutions as counterparties.

Breakdown by maturity

The table below shows the breakdown by maturity of the notional amounts:

	2025				2024
	Up to 3 months	3 to 12 months	Over 12 months	Total	Up to 3 months	3 to 12 months	Over 12 months	Total

Interest rate contracts – Futures	-	-	13,651	13,651	305,566	14,521	27,023	347,110
Foreign currency exchange rate contracts – Futures	2,343,803	-	-	2,343,803	866,119	-	-	866,119
Interest rate contracts – Swaps	412,681	384,567	285,482	1,082,730	65,000	-	105,576	170,576
Exchange rate contracts – Swaps	415,507	679,327	281,295	1,376,129	-	-	-	-
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	126,508	173,034	-	299,542	381,493	37,000	-	418,493
Equity - Total Return Swap (TRS)	43,127	16,287	24,266	83,680	9,945	85,043	16,491	111,479
Warrants	-	-	23,699	23,699	-	-	23,645	23,645
Call Options	27,000	-	-	27,000	-	-	27,000	27,000
Forward Contract	-	-	-	-	202,600	-	-	202,600
Total	3,368,626	1,253,215	628,393	5,250,234	1,830,723	136,564	199,735	2,167,022

The table below shows the breakdown by maturity of the fair value amounts:

	2025			2024
	Up to 12 months	Over 12 months	Total	Up to 12 months	Over 12 months	Total

Assets
Interest rate contracts – Swaps	3,028	13,448	16,476	17,010	2,798	19,808
Interest rate contracts – Futures	-	-	-	158	-	158
Foreign currency exchange rate contracts – Futures	288	-	288	61	-	61
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	20,994	-	20,994	4,772	-	4,772
Exchange rate contracts – Swaps	4,444	-	4,444	-	-	-
Equity - Total Return Swap (TRS)	4,009	-	4,009	-	-	-
Warrants	-	18,898	18,898	-	23,665	23,665
Call Options	15,639	-	15,639	-	27,000	27,000
Total assets	48,402	32,346	80,748	22,001	53,463	75,464

Liabilities
Equity - Total Return Swap (TRS)	2,436	311	2,747	13,020	562	13,582
Interest rate contracts – Swaps	-	-	-	78	-	78
Interest rate contracts – Futures	5	-	5	-	-	-
Foreign currency exchange rate contracts – Futures	17,421	-	17,421	2,500	-	2,500
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	2,081	-	2,081	16,169	-	16,169
Exchange rate contracts – Swaps	27,425	16,290	43,715	-	-	-
Total liabilities	49,368	16,601	65,969	31,767	562	32,329

a) Hedge of foreign currency risk

The Group is exposed to foreign currency risk on forecast transaction expenses, related to the cloud infrastructure, certain software licenses, and intercompany expenses. The Group manages its exposures to the variability in cash flows of foreign currency forecasted transactions to movements in foreign exchange rates by entering into foreign currency exchange rate contracts (exchange futures). These instruments are entered into to match the cash flow profile of the estimated forecast transactions and are exchange-traded with fair value movements settled on a daily basis.

The Group applies hedge accounting to the forecasted transactions related to its main cloud infrastructure contract and other expenses in foreign currency including intercompany expenses. The effectiveness is assessed monthly by analyzing the critical terms. The critical terms of the hedging instrument and the amount of the forecasted hedged transactions are significantly the same. Derivatives are generally rolled over monthly. Swaps and NDFs are liquidated or settled in accordance with the contract's specific maturity date. They are expected to occur in the same fiscal month as the maturity date of the hedged item. Therefore, the hedge is expected to be effective. Subsequent assessments of effectiveness are performed by verifying and documenting whether the critical terms of the hedging instrument and forecasted hedged transaction have changed during the year in review and whether it remains probable. If there are no such changes in critical terms, the Group will continue to conclude that the hedging relationship is effective. Sources of ineffectiveness are differences in the amount and timing of forecast and actual payment of expenses.

The table below shows the change in the hedge of foreign currency risk:

	2025	2024	2023

Balance at beginning of the year	11,721	(8,254)	(2,610)
Fair value change recognized in OCI during the year	(2,525)	30,248	(29,945)
Total amount reclassified from cash flow hedge reserve to the statement of income during the year	(24,473)	3,132	20,685
to "Customer support and operation"	(1,277)	(1,718)	15,338
to "General and administrative expenses"	4,522	3,807	5,943
to "Other income"	4,540	9,372	233
Effect of changes in exchange rates (OCI)	(32,258)	(8,329)	(829)
Deferred income taxes	7,185	(13,405)	3,616
Balance at end of the year	(8,092)	11,721	(8,254)

The expected future transactions that are the hedged items are:

	2025			2024
	Up to 3 months	3 to 12 months	Total	Total

Expected foreign currency transactions	77,024	228,590	305,613	193,028
Total	77,024	228,590	305,613	193,028

b) Hedge of corporate and social security taxes over share-based compensation

The Group's hedge strategy is to cover the future cash disbursement related to highly probable future transactions and accrued liabilities for corporate and social security taxes at RSU vesting from the variation of the Company's share price volatility. The derivatives used to cover the exposure are total return swaps ("TRS") in which one leg is indexed to the Company's stock price and the other leg is indexed to Secured Overnight Financing Rate ("SOFR") plus spread. The stock fixed at the TRS is a weighted average price. The hedge was entered into by Nu Holdings and therefore there is no income tax effect.

The Group applies the cash flow hedge for the hedge structure thus the market risk is replaced by an interest rate risk. The effectiveness assessment is performed monthly by (i) assessing the economic relationship between the hedged item and the hedging instrument; (ii) monitoring the credit risk impact in the hedge effectiveness; and (iii) maintaining and updating the hedging ratio. Given the possibility of forfeiture impacting the future cash forecast of the employee benefit plan, the Group manages exposures to keep the hedging level within an acceptable coverage. The derivative fair value is measured substantially based on the stock price which is also used in the measurement of the provision or payment for corporate and social security taxes. There is no expectation for a mismatch between the hedged item and hedging instrument at maturity other than the SOFR.

The table below shows the change in the hedge of corporate and social security taxes over share-based compensation:

	2025	2024	2023

Balance at beginning of the year	11,029	20,671	(4,876)
Fair value change recognized in OCI during the year	22,504	25,893	59,250
Total amount reclassified from cash flow hedge reserve to the statement of income during the year (note 10)	(29,517)	(35,535)	(33,703)
to "Customer support and operations"	546	(1,040)	(1,372)
to "General and administrative expenses"	(29,211)	(33,669)	(31,183)
to "Marketing expenses"	(852)	(826)	(1,148)
Balance at end of the year	4,016	11,029	20,671

Expected cash disbursement

	2025				2024
	Up to 1 year	1 to 3 years	Above 3 years	Total	Total

Considering the reporting date fair value of the hedged item:
Expected cash disbursement for corporate and social contributions	44,302	24,003	18,482	86,787	103,997
Total	44,302	24,003	18,482	86,787	103,997

c) Hedge of interest rate contracts

The Group is exposed to interest rate risk on its portfolio of certain fixed-rate government bonds classified as securities measured at a fair value through other comprehensive income and amortized cost. To manage changes in the fair value of these bonds arising from market interest rate movements, the Group enters into Interest Rate Swaps (IRS) that convert the fixed returns of the bonds into floating rates aligning the yield profile of the securities with the Group’s risk management strategy.

The Group applies fair value hedge accounting to these government bonds. Under this strategy, the carrying amount of the hedged item is adjusted for changes in fair value attributable to the interest rate risk, with the gain or loss recognized in statement of income, where it offsets the fair value movements of the interest rate swaps.

Effectiveness of the hedging is assessed periodically. The Group compares the changes in the fair value of the interest rate swaps with the changes in the fair value of the government bonds attributable to the hedged risk and ensures that the critical terms of the hedging instruments and the hedged items (such as notional amounts, maturity dates, and payment frequencies) are closely aligned. Subsequent assessments of effectiveness are performed to verify that the hedging relationship remains effective throughout its duration. Sources of ineffectiveness may include basis risk, differences in interest rate curves, and potential timing differences in the settlement of the instruments.

	2025
	Hedge object	Fair value adjustment to the hedge object		Change in fair value
		Asset	Liability

Interest rate risk
Financial investment at fair value through other comprehensive income	312,871	13,237	-	13,154
Financial investment at amortized cost	848,329	3,883	-	3,899
Total	1,161,200	17,120	-	17,053